Schedule of Allocation of Stock-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Total stock-based compensation expense	$ 12,378	$ 56,550
Research and Development Expense [Member]
Total stock-based compensation expense	8,231	33,580
General and Administrative Expense [Member]
Total stock-based compensation expense	$ 4,147	$ 22,970